Statements of Consolidated and Combined Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 0.2	$ 0.7
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 1.2	$ 6.1
Predecessor
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax			$ 0.6
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax			$ (5.3)